TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated December 29, 2011
to the Statement of Additional Information
dated October 1, 2011 (with respect to the Fixed-Income, Global Natural
Resources and Real Estate Securities Funds)

SUPPLEMENT NO. 4
dated December 29, 2011
to the Statement of Additional Information
dated February 1, 2011 (with respect to the Equity Funds other than the
Global Natural Resources Fund) (collectively, the “SAI”)

CHANGE TO THE BOARD OF TRUSTEES

Effective December 6, 2011, Mr. Thomas J. Kenny was appointed to the Board of Trustees of the TIAA-CREF Funds (the “Funds”). The total number of trustees as set forth in the first sentence under the section of the SAI entitled Board Leadership Structure and Related Matters appearing on page B-24 shall be increased from nine to ten.

The following information should be added to the trustee chart on pages B-26 and B-27 of the SAI.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management. Mr. Kenny has particular experience in investment management, finance, and operations management, as well as experience on nonprofit boards.	76

Advisory Director, Goldman Sachs Asset Management; Investment Committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Mr. Kenny will serve as a member of the Investment and Operations Board Committees.

The following should be added to the table on page B-29 of the SAI disclosing the trustees’ equity ownership in the Funds and the TIAA-CREF family of investment companies:

Name of Trustee	Dollar Range of Equity Securities in the Funds (as of December 6, 2011)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 6, 2011)

Thomas J. Kenny*	$0	$0

* Mr. Kenny was appointed as a Funds trustee effective December 6, 2011.

A13372 (12/11)

TIAA-CREF FUNDS
FUNDS-OF-FUNDS
(Lifecycle Funds, Lifecycle Index Funds,
and Managed Allocation Fund)

SUPPLEMENT NO. 1
dated December 29, 2011
to the Statement of Additional Information
dated October 1, 2011 (“SAI”)

CHANGE TO THE BOARD OF TRUSTEES

Effective December 6, 2011, Mr. Thomas J. Kenny was appointed to the Board of Trustees of the TIAA-CREF Funds (the “Funds”). The total number of trustees as set forth in the first sentence under the section of the SAI entitled Board Leadership Structure and Related Matters appearing on page B-21 shall be increased from nine to ten.

The following information should be added to the trustee chart on pages B-24 and B-25 of the SAI.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience and Qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010), Managing Director (2002–2010), Goldman Sachs Asset Management. Mr. Kenny has particular experience in investment management, finance, and operations management, as well as experience on nonprofit boards.	76

Advisory Director, Goldman Sachs Asset Management; Investment Committee member, College of Mount Saint Vincent; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

Mr. Kenny will serve as a member of the Investment and Operations Board Committees.

The following should be added to the table on page B-27 of the SAI disclosing the trustees’ equity ownership in the Funds and the TIAA-CREF family of investment companies:

Name of Trustee	Dollar Range of Equity Securities in the Funds (as of December 6, 2011)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 6, 2011)

Thomas J. Kenny*	$0	$0

* Mr. Kenny was appointed as a Funds trustee effective December 6, 2011.

A13373 (12/11)